Transactions with Related Parties - Management Fees (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
2020	$ 21,271
2021	21,420
2022	21,420
2023	20,934
2024	20,934
2025 to 2029	$ 102,213